SUBSEQUENT EVENTS (Narrative) (Details) - shares	1 Months Ended	12 Months Ended		13 Months Ended
	Jan. 31, 2022	Mar. 17, 2025	Dec. 31, 2023	Jan. 31, 2025
Subsequent Event [Line Items]
Treasury shares cancelled	11,300		28,500	11,300
2024 share repurchase plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase		4,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Treasury shares cancelled				70,300
Stock repurchased during period				107,300
Stock repurchased and cancelled				37,000